Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001894525
Document Type	POS AM
Amendment Description	POST- EFFECTIVE AMENDMENT NO. 2
Entity Registrant Name	APIMEDS PHARMACEUTICALS US, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true